Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of comprehensive loss
Revenue	€ 189,923	€ 128,381	€ 48,780
Cost of sales	161,765	83,437	26,005
Gross profit	28,158	44,944	22,775
Research and development expenses	19,297	14,935	9,590
General administrative expenses	46,739	40,160	23,160
Selling expenses	9,860	8,026	9,254
Impairment of financial assets	1,140	3,738	752
Other operating income	2,936	2,394	3,781
Other operating expenses	86	182	1,284
Real estate transfer tax expenses			1,200
Operating loss	(46,028)	(19,703)	(18,684)
Interest and similar income	3	6	16
Interest and similar expenses	851	1,400	2,029
Financial costs, net	(848)	(1,394)	(2,013)
Loss before taxes	(46,876)	(21,097)	(20,697)
Income taxes expenses	(24)	281	158
Loss for the year	(46,852)	(21,378)	(20,855)
Other comprehensive income/(loss), all attributable to equity holders of the parent	543	(48)	16
Total comprehensive loss	(46,309)	(21,426)	(20,839)
Attributable to:
Equity holders of the parent	(46,407)	(21,486)	(20,658)
Noncontrolling interests	98	60	(181)
Total comprehensive loss	€ (46,309)	€ (21,426)	€ (20,839)
Loss per share - Basic (in EUR)	€ (2.06)	€ (1.02)	€ (1.27)
Loss per share - Diluted (in EUR)	€ (2.06)	€ (1.02)	€ (1.27)